SCHEDULE IV - REINSURANCE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Life insurance in-force
Gross Amount	$ 379,949	$ 388,520	$ 389,576
Ceded to Other Companies	156,088	164,782	72,110
Assumed from Other Companies	31,337	31,971	32,289
Net Amount	$ 255,197	$ 255,710	$ 349,755
Percentage of Amount Assumed to Net	12.30%	12.50%	9.20%
Premiums:
Gross Amount	$ 764	$ 762	$ 764
Ceded to Other Companies	219	193	153
Assumed from Other Companies	180	181	195
Premiums	$ 725	$ 750	$ 806
Percentage of Amount Assumed to Net	24.80%	24.10%	24.10%
Life insurance and annuities
Premiums:
Gross Amount	$ 712	$ 709	$ 712
Ceded to Other Companies	200	170	127
Assumed from Other Companies	172	173	186
Premiums	$ 684	$ 712	$ 771
Percentage of Amount Assumed to Net	25.10%	24.30%	24.10%
Accident and health
Premiums:
Gross Amount	$ 52	$ 53	$ 52
Ceded to Other Companies	19	23	26
Assumed from Other Companies	8	8	9
Premiums	$ 41	$ 38	$ 35
Percentage of Amount Assumed to Net	19.50%	21.10%	24.80%